Financing Agreements - Credit Facilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 ING U.S., Inc. / Security Life of Denver International Limited	Sep. 30, 2013 Unsecured and Committed	Dec. 31, 2012 Unsecured and Committed	Sep. 30, 2013 Unsecured and Committed ING U.S., Inc. / Security Life of Denver International Limited	Oct. 30, 2013 Unsecured and Committed ING U.S., Inc. / Security Life of Denver International Limited Subsequent Event
Line of Credit Facility [Line Items]
Capacity	$ 9,363.9	$ 12,628.3	$ 500.0	$ 8,846.2	$ 8,946.2	$ 1,150.0	$ 1,125.0